Leases - Summary of lease cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Lease, Cost [Abstract]
Operating lease cost	$ 6,649
Short-term lease cost	0
Variable lease cost	0
Total lease cost	6,649
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows from operating leases	6,480
Right-of-use lease assets obtained in exchange for new operating lease liability:
Operating leases	355
Operating lease right-of-use assets
Operating lease right-of-use assets	11,944	$ 8,201	$ 1,747
Total operating right-of-use lease assets	11,944	8,201	$ 1,747
Operating lease liabilities, current	6,232	6,321
Operating lease liabilities, net of current portion	7,164	$ 3,056
Total operating lease liabilities	$ 13,396
Weighted-average remaining lease term (in years)	2 years
Weighted-average discount rate	3.30%